Short-Term Borrowings And Long-Term Debt (Schedule Of Maturities Of Long-Term Debt) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule Of Short Term And Long Term Debt [Line Items]
2013	¥ 656,963
2014	690,301
2015	421,015
2016	362,807
2017	477,262
Thereafter	1,558,435
Long-term debt	¥ 4,166,783	¥ 4,192,674